Related Parties (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013	Dec. 31, 2012
Assets-
Due from other related parties	$ 1,750				$ 1,346	$ 570
Due from Related Parties, Current	18,993				19,058	5,294
Revenues-
Sales to ESW and VS	8,618		8,059		28,788	26,123
Expenses-
Fees paid to Directors and Officers	0		117		408	592
Paid to other related parties	0	[1]	89	[1]	512	0
ES Windows LLC [Member]
Assets-
Due From Related Parties	13,357				11,823	1,761
Revenues-
Sales to ESW and VS	8,513		4,309
Ventanas Solar S.A. [Member]
Assets-
Due From Related Parties	555				2,690	2,963
Revenues-
Sales to ESW and VS	39		12
Union Temporal ESW [Member]
Assets-
Due From Related Parties	3,331				3,199	0
Revenues-
Sales to ESW and VS	$ 66		$ 3,738

[1]	Payments to other related parties in 2013 consists of donations to Fundación Tecnoglass.